UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  06-30-2006


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 83

Form 13F Information Table Value Total: 146685000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 Cents Only Stores           COM              65440K106      920    87930 SH       Sole                    75250             12680
AC Moore Arts & Crafts         COM              00086t103      419    25690 SH       Sole                    23235              2455
AFLAC Inc.                     COM              001055102     4671   100780 SH       Sole                    88310             12470
American International Group I COM              026874107     4562    77265 SH       Sole                    69637              7628
Apollo Group                   COM              037604105     2187    42320 SH       Sole                    38500              3820
BP Amoco PLC ADR               COM              055622104      467     6702 SH       Sole                     6702
Bank of America Corp.          COM              060505104      270     5604 SH       Sole                     5604
Bemis                          COM              081437105      573    18725 SH       Sole                    17885               840
Biomet Inc.                    COM              090613100     2379    76035 SH       Sole                    67100              8935
Capital One Financial          COM              14040H105     3061    35825 SH       Sole                    31225              4600
CarMax Inc                     COM              143130102     1249    35215 SH       Sole                    29875              5340
Cheesecake Factory             COM              163072101      739    27405 SH       Sole                    23795              3610
Chevron Texaco Corp.           COM              166764100     3875    62447 SH       Sole                    54697              7750
Chunghwa Telecom Co. Ltd       COM              17133q205     2337   126530 SH       Sole                   118725              7805
Citigroup                      COM              172967101     5366   111210 SH       Sole                    98195             13015
Coca Cola                      COM              191216100      227     5265 SH       Sole                     5265
Colgate-Palmolive Co.          COM              194162103      416     6951 SH       Sole                     5911              1040
Comcast Corp New Class A share COM              20030n101     3569   109011 SH       Sole                    98561             10450
ConocoPhillips                 COM              20825C104     5421    82725 SH       Sole                    71695             11030
Costco Whsl Group              COM              22160K105     1360    23811 SH       Sole                    20800              3011
Cubic Corporation              COM              229669106      412    21015 SH       Sole                    19110              1905
DJ US Consumer Cyclical - iSha COM              464287580      292     4815 SH       Sole                     4715               100
DJ US Consumer Non-Cyclical -  COM              464287812      263     4920 SH       Sole                     4810               110
DJ US Energy - iShares Trust   COM              464287796      216     2240 SH       Sole                     2210                30
DJ US Financial - iShares Trus COM              464287788      416     3995 SH       Sole                     3875               120
DJ US Healthcare - iShares Tru COM              464287762      446     7370 SH       Sole                     7160               210
DJ US Industrial - iShares Tru COM              464287754      243     3915 SH       Sole                     3810               105
DJ US Technology - iShares Tru COM              464287721      344     7250 SH       Sole                     7070               180
Dell Inc.                      COM              24702r101     3066   125340 SH       Sole                   110795             14545
Diebold Incorporated           COM              253651103     2496    61440 SH       Sole                    54195              7245
Dynamic Networking - Powershar COM              73935x815     1003    64980 SH       Sole                    62290              2690
Dynamic Software - Powershares COM              73935x773      253    14530 SH       Sole                    14530
Ebay Inc                       COM              278642103     1415    48315 SH       Sole                    44110              4205
Electronic Arts, Inc.          COM              285512109      941    21853 SH       Sole                    17788              4065
Exxon Mobil                    COM              30231G102      719    11722 SH       Sole                    11722
First Data Corporation         COM              319963104     3650    81050 SH       Sole                    70745             10305
General Electric               COM              369604103     1314    39863 SH       Sole                    34473              5390
GlaxoSmithKline plc            COM              37733W105     2746    49210 SH       Sole                    45280              3930
Global Payments                COM              37940X102      200     4120 SH       Sole                     4120
Gold Trust - SPDR              COM              78463v107      242     3960 SH       Sole                     3960
Google Inc.                    COM              38259p508     2296     5475 SH       Sole                     4925               550
Industrial Select Sector - SPD COM              81369Y704     2016    59625 SH       Sole                    55415              4210
Johnson & Johnson              COM              478160104     5493    91668 SH       Sole                    81928              9740
Korea Electric Power           COM              500631106      915    48279 SH       Sole                    39714              8565
L-3 Communications             COM              502424104     2266    30050 SH       Sole                    26335              3715
Lear Corp.                     COM              521865105     3504   157760 SH       Sole                   138895             18865
Lincoln National Corp.         COM              534187109      969    17160 SH       Sole                    17035               125
Lowe's Companies Inc.          COM              548661107     3636    59925 SH       Sole                    53025              6900
MSCI Emerging Markets Index Fu COM              464287234      372     3965 SH       Sole                     3965
MSCI European Monetary Union I COM              464286608     3507    39825 SH       Sole                    35785              4040
MSCI Japan Index - iShares     COM              464286848     3270   239735 SH       Sole                   211845             27890
Medtronic, Inc.                COM              585055106     4361    92937 SH       Sole                    81247             11690
Microsoft Corp.                COM              594918104     3831   164411 SH       Sole                   146761             17650
Nasdaq Biotech Index - iShares COM              464287556     2186    30070 SH       Sole                    26490              3580
Norfolk Southern Corp.         COM              655844108      239     4500 SH       Sole                     4500
Paychex                        COM              704326107     3030    77720 SH       Sole                    65265             12455
Pepsico Inc.                   COM              713448108     4431    73809 SH       Sole                    65219              8590
Pharmaceutical HOLDRs Trust    COM              71712a206      589     8382 SH       Sole                     7082              1300
Procter & Gamble               COM              742718109     2656    47776 SH       Sole                    41456              6320
Qualcomm                       COM              747525103     3903    97397 SH       Sole                    85517             11880
Russell Small-Cap Value - iSha COM              464287630      334     4620 SH       Sole                     4620
S&P Global Energy Sector - iSh COM              464287341      625     5900 SH       Sole                     5900
S&P Global Financials Sector - COM              464287333      722     9170 SH       Sole                     9170
S&P Global Telecom Sector - iS COM              464287275     2000    38095 SH       Sole                    35465              2630
S&P Mid-Cap Barra Value - iSha COM              464287705      221     2970 SH       Sole                     2970
SEI Investments                COM              784117103      804    16440 SH       Sole                    13165              3275
SK Telecom Co. Ltd             COM              78440p108     1044    44580 SH       Sole                    36060              8520
Starbucks Inc.                 COM              855244109      442    11705 SH       Sole                    10125              1580
State Street Corp.             COM              857477103     4323    74418 SH       Sole                    62978             11440
Sunrise Assisted Living        COM              86768K106     2663    96310 SH       Sole                    85545             10765
Suntrust Banks Inc.            COM              867914103      398     5224 SH       Sole                     5224
Sysco Corporation              COM              871829107      583    19070 SH       Sole                    15970              3100
Telecom Corp. of New Zealand   COM              879278208      655    32912 SH       Sole                    29207              3705
Teva Pharmaceutical Industries COM              881624209     3303   104560 SH       Sole                    89040             15520
UPS                            COM              911312106     1970    23926 SH       Sole                    21591              2335
UnitedHealth Group             COM              91324P102     3380    75487 SH       Sole                    67267              8220
Vanguard Index Fds Small-Cap G COM              922908595      269     4370 SH       Sole                     4370
WPP Group-New                  COM              929309409     1116    18515 SH       Sole                    14370              4145
WalMart                        COM              931142103     1537    31905 SH       Sole                    27975              3930
Walt Disney Co's.              COM              254687106     1153    38430 SH       Sole                    33220              5210
Wells Fargo New                COM              949746101      286     4270 SH       Sole                     4270
Wyeth                          COM              983024100      237     5338 SH       Sole                     5338
Xilinx                         COM              983919101      406    17947 SH       Sole                    15667              2280